Document and Entity Information	Oct. 25, 2021
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 25, 2021
Entity Registrant Name	Chemomab Therapeutics Ltd.
Entity Incorporation, State or Country Code	L3
Entity File Number	001-38807
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	Kiryat Atidim, Building 7
Entity Address, City or Town	Tel Aviv
Entity Address, Country	IL
Entity Address, Postal Zip Code	6158002
City Area Code	972
Local Phone Number	77-331-0156
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001534248
American Depositary Shares, each representing twenty (20) ordinary shares, no par value per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing twenty (20) ordinary shares, no par value per share
Trading Symbol	CMMB
Security Exchange Name	NASDAQ
Ordinary shares, no par value per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary shares, no par value per share
Trading Symbol	N/A
Security Exchange Name	NASDAQ